Supplemental Condensed Consolidated Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Condensed Financial Statements, Captions [Line Items]
Net income	$ 175.2	$ 33.6	$ 67.4	$ 91.8	$ 171.8	$ 34.9	$ 70.7	$ 82.5	$ 368.0	$ 359.9	$ 324.4
Other comprehensive income (loss):
Foreign currency translation adjustments									12.4	(0.5)	(3.9)
Cash flow hedges:
Unrealized (loss) gain									(22.0)	(6.7)	32.2
Reclassification adjustment for losses (gains) to net income									6.7	(14.4)	(16.0)
Pension plan:
Actuarial gain (loss)									0.2	4.7	(7.3)
Reclassification adjustment to net income for amortization of actuarial loss									1.7	2.4	1.8
Prior service (benefit) costs									(0.7)	(0.8)	5.5
Reclassification adjustment to net income for amortization of prior service credits									(1.1)	(1.2)	(0.7)
Total other comprehensive (loss) income									(2.8)	(16.5)	11.6
Total comprehensive income									365.2	343.4	336.0
Signet Jewelers Limited
Condensed Financial Statements, Captions [Line Items]
Net income									368.0	359.9	324.4
Pension plan:
Total comprehensive income									368.0	359.9	324.4
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income									641.4	624.5	568.6
Other comprehensive income (loss):
Foreign currency translation adjustments									13.9	(0.6)	(4.4)
Cash flow hedges:
Unrealized (loss) gain									(22.0)	(6.7)	32.2
Reclassification adjustment for losses (gains) to net income									6.7	(14.4)	(16.0)
Pension plan:
Actuarial gain (loss)									0.2	4.7	(7.3)
Reclassification adjustment to net income for amortization of actuarial loss									1.7	2.4	1.8
Prior service (benefit) costs									(0.7)	(0.8)	5.5
Reclassification adjustment to net income for amortization of prior service credits									(1.1)	(1.2)	(0.7)
Total other comprehensive (loss) income									(1.3)	(16.6)	11.1
Total comprehensive income									640.1	607.9	579.7
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income									375.0	367.9	338.2
Other comprehensive income (loss):
Foreign currency translation adjustments									(2.7)	0.1	0.6
Pension plan:
Total other comprehensive (loss) income									(2.7)	0.1	0.6
Total comprehensive income									372.3	368.0	338.8
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income									(1,016.4)	(992.4)	(906.8)
Other comprehensive income (loss):
Foreign currency translation adjustments									1.2		(0.1)
Pension plan:
Total other comprehensive (loss) income									1.2		(0.1)
Total comprehensive income									$ (1,015.2)	$ (992.4)	$ (906.9)